UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 09/30/2009 Date of Reporting Period: 12/31/2008

Item 1. Schedule of Investments.

	Nicholas II, Inc.
	Schedule of Investments (unaudited)
	December 31, 2008

		VALUE
		------------
COMMON STOCKS - 94.06%
	Consumer Discretionary - Auto
	& Components - 0.71%
270,000	Gentex Corporation	$ 2,384,100
		------------

	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 1.56%
290,000	Starbucks Corporation *	2,743,400
80,000	Yum! Brands, Inc.	2,520,000
		------------
		5,263,400
		------------
	Consumer Discretionary - Media - 2.94%
290,000	DIRECTV Group, Inc. (The) *	6,643,900
214,935	Liberty Global, Inc. - Series C *	3,262,713
		------------
		9,906,613
		------------
	Consumer Discretionary - Retail - 5.97%
40,000	J.C. Penney Company, Inc.	788,000
112,100	Kohl's Corporation *	4,058,020
320,000	O'Reilly Automotive, Inc. *	9,836,800
295,000	PetSmart, Inc.	5,442,750
		------------
		20,125,570
		------------
	Consumer Discretionary - Services - 0.88%
105,000	Darden Restaurants, Inc.	2,958,900
		------------
	Consumer Staples - Food
	& Staple Retail - 1.18%
138,296	CVS/Caremark Corporation	3,974,627
		------------

	Consumer Staples - Food, Beverage
	& Tobacco - 3.30%
270,000	ConAgra Foods, Inc.	4,455,000
215,000	Hormel Foods Corporation	6,682,200
		------------
		11,137,200
		------------
	Energy - 5.27%
17,950	Apache Corporation	1,337,814
120,000	BJ Services Company	1,400,400
50,000	Cameron International Corporation *	1,025,000
150,000	Continental Resources, Inc. *	3,106,500
124,400	Kinder Morgan Management, LLC *	4,973,496
20,000	Newfield Exploration Company *	395,000
85,000	Petrohawk Energy Corporation *	1,328,550
35,000	Smith International, Inc.	801,150
165,000	Weatherford International Ltd. *	1,785,300
45,832	XTO Energy, Inc.	1,616,495
		------------
		17,769,705
		------------
	Exchange Traded Fund - 2.55%
275,000	iShares Russell Midcap Growth Index Fund	8,613,000
		------------

	Financials - Banks - 3.83%
220,000	Associated Banc-Corp	4,604,600
370,000	Marshall & Ilsley Corporation	5,046,800
50,000	PNC Financial Services Group, Inc. (The)	2,450,000
40,500	Valley National Bancorp	820,125
		------------
		12,921,525
		------------
	Financials - Diversified - 3.37%
67,500	Affiliated Managers Group, Inc. *	2,829,600
210,000	Eaton Vance Corp.	4,412,100
85,000	Raymond James Financial, Inc.	1,456,050
75,000	T. Rowe Price Group, Inc.	2,658,000
		------------
		11,355,750
		------------
	Financials - Insurance - 3.69%
230,000	Brown & Brown, Inc.	4,807,000
307,000	Willis Group Holdings Limited	7,638,160
		------------
		12,445,160
		------------
	Health Care - Equipment - 8.38%
195,000	DENTSPLY International Inc.	5,506,800
245,000	Hologic, Inc. *	3,202,150
120,000	IDEXX Laboratories, Inc. *	4,329,600
175,000	ResMed Inc. *	6,559,000
115,000	Smith & Nephew plc	3,714,500

150,000	St. Jude Medical, Inc. *	4,944,000
		------------
		28,256,050
		------------
	Health Care - Pharmaceuticals &
	Biotechnology - 12.11%
85,000	Allergan, Inc.	3,427,200
40,000	Biotech HOLDRS Trust	6,865,200
105,000	Covance Inc. *	4,833,150
70,000	Genzyme Corporation *	4,645,900
100,000	Gilead Sciences, Inc. *	5,114,000
165,000	Pharmaceutical Product Development, Inc.	4,786,650
155,000	Teva Pharmaceutical Industries Ltd.	6,598,350
133,920	Thermo Fisher Scientific Inc. *	4,562,654
		------------
		40,833,104
		------------
	Health Care - Services - 3.44%
147,500	DaVita, Inc. *	7,311,575
215,000	VCA Antech, Inc. *	4,274,200
		------------
		11,585,775
		------------
	Industrials - Capital Goods - 9.88%
75,000	AMETEK, Inc.	2,265,750
168,000	Fastenal Company	5,854,800
222,500	IDEX Corporation	5,373,375
95,000	ITT Corporation	4,369,050
55,000	Kaydon Corporation	1,889,250
15,000	Oshkosh Corporation	133,350
100,000	Pentair, Inc.	2,367,000
135,000	Rockwell Automation, Inc.	4,352,400
85,000	Rockwell Collins, Inc.	3,322,650
85,000	Westinghouse Air Brake Technologies	3,378,750
		------------
		33,306,375
		------------
	Industrials - Commercial Services
	& Supplies - 2.34%
237,500	Cintas Corporation	5,517,125
70,000	Manpower Inc.	2,379,300
		------------
		7,896,425
		------------
	Industrials - Transportation - 2.03%
50,000	C.H. Robinson Worldwide, Inc.	2,751,500
123,000	Expeditors International of Washington, Inc.	4,092,210
		------------
		6,843,710
		------------
	Information Technology - Hardware
	& Equipment - 7.49%
175,000	Harris Corporation	6,658,750
160,000	Juniper Networks, Inc. *	2,801,600
55,000	Mettler-Toledo International Inc. *	3,707,000
225,000	Molex Incorporated - Class A	2,913,750
255,000	QLogic Corporation *	3,427,200
165,000	Teradata Corporation *	2,446,950
163,750	Zebra Technologies Corporation - Class A *	3,317,575
		------------
		25,272,825
		------------
	Information Technology - Semiconductors
	& Semiconductor Equipment - 2.69%
105,000	Altera Corporation	1,754,550
182,000	Intersil Holding Corporation	1,672,580
288,750	Microchip Technology Incorporated	5,639,288
		------------
		9,066,418
		------------
	Information Technology - Software
	& Services - 8.21%
125,000	Accenture Ltd - Class A	4,098,750
225,000	Activision Blizzard, Inc. *	1,944,000
110,000	Akamai Technologies, Inc. *	1,659,900
80,000	ANSYS, Inc. *	2,231,200
270,937	Fiserv, Inc. *	9,853,979
143,500	Hewitt Associates, Inc. *	4,072,530
236,666	Metavante Technologies, Inc. *	3,812,689
		------------
		27,673,048
		------------
	Materials - 2.24%
81,400	Bemis Company, Inc.	1,927,552
160,000	Ecolab Inc.	5,624,000
		------------
		7,551,552
		------------

TOTAL Common Stocks	(COST: $ 306,709,587)	317,140,832
		------------

SHORT-TERM INVESTMENTS - 5.62%
	Commercial Paper - 5.10%
$ 975,000	Integrys Energy Group, Inc. 01/02/09, 6.20%	975,000
1,250,000	Integrys Energy Group, Inc. 01/05/09, 6.40%	1,249,333
1,000,000	Ingersoll-Rand Global Holding Company	999,306
875,000	CVS Corporation 01/07/09, 5.50%	874,332
990,000	CVS Corporation 01/08/09, 5.85%	989,035
800,000	Diageo Capital plc 01/08/09, 5.30%	799,293
765,000	General Mills, Inc. 01/09/09, 4.40%	764,345
290,000	Wisconsin Energy Corporation 01/09/09, 2.50%	289,859
1,000,000	Kraft Foods Inc. 01/12/09, 3.00%	999,166
1,000,000	Integrys Energy Group, Inc. 01/14/09, 6.20%	997,933
1,000,000	Wisconsin Energy Corporation 01/14/09, 2.50%	999,167
750,000	Integrys Energy Group, Inc. 01/16/09, 5.80%	748,308
1,000,000	CVS Corporation 01/20/09, 5.50%	997,250
705,000	Wisconsin Energy Corporation 01/20/09, 1.25%	704,559
250,000	Wisconsin Energy Corporation 01/20/09, 1.25%	249,844
525,000	Kellogg Company 01/21/09, 4.20%	523,836
645,000	General Mills, Inc. 01/22/09, 4.00%	643,567
915,000	General Mills, Inc. 01/22/09, 4.00%	912,967
1,000,000	ITT Corporation 01/27/09, 2.50%	998,264
895,000	Wisconsin Energy Corporation 01/30/09, 2.00%	893,608
575,000	H.J. Heinz Finance Company 02/05/09, 1.00%	574,457
		------------
		17,183,429
		------------
	Variable Rate Security - 0.52%
1,766,455	Corporate Central Credit Union 01/02/09, 0.12%	1,766,455
		------------

TOTAL Short-term Investments	(COST: $18,949,884)	18,949,884
		------------

TOTAL SECURITY HOLDINGS -	99.68%	336,090,716
		------------

OTHER ASSETS, NET OF LIABILITIES - 0.32%		1,069,648
		------------
TOTAL NET ASSETS		$337,160,364
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2008, investment cost for federal tax purposes was $326,386,287 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 69,613,214
Unrealized depreciation	(59,908,785)
------------
Net unrealized appreciation	$ 9,704,429
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$317,140,832
Level 2 - Other Significant Observable Inputs	18,949,884
Level 3 - Significant Unobservable Inputs	--
------------
Total	$336,090,716
------------
------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 02/26/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 02/26/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/26/2009